Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions with Cespira	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Sales of goods, services, and other income	$9,721	$534	$15,280	$534
Inventory purchased, services and other expenses	1,288	—	1,898	—

Related party balances with Cespira	June 30, 2025	December 31, 2024
Receivables (note 6)	$12,505	$4,973
Payables (note 10)	$2,001	$1,137